SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalent				$ 540,101		$ 615,749	$ 326,714
Total Current Liabilities				413,475		392,431	1,028,749
Cash						326,714	$ 326,714
Annual Interest	6.00%	6.00%	6.00%				6.00%
Maturity Date	Dec. 31, 2023	Jan. 31, 2023	Jan. 31, 2023				Dec. 31, 2023
Principal Amount	$ 745,438	$ 439,990	$ 439,990
Current assets except cash and cash equivalents				2,306,627
Allowance/provision For Collectible Accounts				701,701		756,095	$ 756,095
Inventory Obsolescence						292,268	63,323
Sales Tax Liability				18,755		15,456	12,665
Deferred revenue				71,064		91,775	779,128
Notes						0	236,841
Working Capital				$ 2,433,253		$ 2,101,635	$ 2,226,387
Net Income (loss) Per Share				$ 0.14	$ 0.10	$ 0.07	$ 0.01
October 2020 [Member]
Annual Interest						6.00%
Maturity Date						Dec. 31, 2023
Principal Amount						$ 745,438	$ 439,990
Unpaid Principal Amount						261,684	$ 689,927
ICT Promissory Note [Member]
Unpaid Principal Amount						$ 261,684